Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 3,720	€ 3,727	€ 2,199
Short-term deposits	2,544	3,666	3,614
Money market investments	4,496	3,939	3,318
Short-term collateral	7	16	463
At December 31	€ 10,768	€ 11,347	€ 9,594